DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 14:-	DERIVATIVE INSTRUMENTS

The fair values of outstanding derivative instruments were as follows:

		Fair value of derivative instruments
		December 31,
	Balance sheets	2016	2015
Derivatives designated and qualified as cash flow hedging instruments:
Foreign exchange contracts	Other account payables and accrued expenses	$4	$32

Total derivatives designated as hedging instruments		$4	$32

The effect of derivative instruments in cash flow hedging relationships in the statement of operations and other comprehensive income (loss) (OCI) is summarized below:

	Amount of gain (loss) recognized in accumulated OCI (effective portion)
	Year ended December 31,
	2016	2015	2014

Foreign exchange contracts	$66	$124	$(33)

Total	$66	$124	$(33)

	Amount of gain (loss) reclassified from accumulated OCI into income (effective portion)
	Year ended December 31,
Statements of operations	2016	2015	2014

Revenues	$-	$211	$105
Operating expenses	38	(171)	(68)

Total	$38	$40	$37

	Gain (loss) recognized in income on derivatives
		December 31,
	Statements of operations	2016	2015	2014
Derivatives not designated as hedging instruments:
Foreign exchange contracts	Financial income (expenses), net	$87	$(15)	$45

Total		$87	$(15)	$45